Vanguard Institutional Short-Term Bond Fund Investment Strategy - Institutional Prospectus [Member] - Vanguard Institutional Short-Term Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing primarily in a diversified portfolio of short-term bonds. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds. For purposes of the 80% policy, “bonds” include fixed income securities such as corporate bonds; U.S. Treasury obligations and other U.S. government and agency securities; obligations issued or guaranteed by a foreign government or their agencies, instrumentalities, or political subdivisions; and asset-backed, mortgage-backed, and mortgage-related securities.The Fund primarily purchases high-quality bonds, which are those rated the equivalent of A3 or better by Moody’s or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. The Fund expects to maintain a dollar-weighted average maturity of 1 to 4 years.The Fund may invest in To Be Announced (“TBA”) mortgage-backed securities or in derivatives such as fixed income futures contracts, fixed income options (including options on swaps), currency swaps, interest rate swaps, total return swaps, credit default swaps, or other derivatives. The Fund also may take short positions in TBA mortgage-backed securities.